NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Net loss per ordinary share
NET LOSS PER SHARE

13. NET LOSS PER SHARE

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net income (loss)	(180,438)	110,499	(146,480)
Accretion of Redeemable Convertible Preferred Shares	(139,576)	(146,341)	(113,658)
Numerator for basic and diluted net loss per share calculation	(320,014)	(35,842)	(260,138)
Denominator:
Denominator for basic and diluted net loss per share calculation	72,000,000	72,000,000	103,695,655
Net loss per ordinary share
—Basic and diluted—Class A and Class B	(4.44)	(0.50)	(2.51)

As of December 31, 2022 and 2023, the effect of share options and Class A restricted share units as follows are excluded in the calculation of diluted net loss per share, since the exercise of options and vesting of the Class A restricted share units are contingent upon the occurrence of IPO.

	As of December 31,
	2022	2023
Share options	2,411,281	2,404,681
Class A restricted share units	5,299,000	5,299,000

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	As of December 31,
	2022	2023	2024
Preferred shares	121,079,448	121,079,448	—
Share options	—	—	4,322,839
Class A restricted share units	—	—	2,726,000